Initial Public Offering	7 Months Ended
Sep. 30, 2021
Equity [Abstract]
Initial Public Offering
NOTE 4. INITIAL PUBLIC OFFERING
Pursuant
to the Initial Public Offering, the Company sold 25,000,000 Public Shares, which includes a partial exercise by the underwriters of their over-allotment option in the amount of 3,000,000 Public Shares, at a price of $10.00 per Public Share. Unlike some other initial public offerings of special purpose acquisition companies, investors in the Initial Public Offering did not receive any warrants (which would typically become exercisable following completion of the Business Combination).